MERGER AND SELF-MANAGEMENT TRANSACTION - BrixInvest Purchase Price Allocation (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Liabilities:
Goodwill, net		$ (50,588,000)	$ (17,320,857)	$ (17,320,857)
BrixInvest
Assets:
Cash and cash equivalents		(204,176)
Prepaid expenses and other assets		(305,212)
Operating lease right-of-use asset		(2,386,877)
Intangible assets		(7,700,000)
Liabilities:
Short-term notes payable		4,800,000
Due to affiliates		630,820
Bank line of credit		800,000
Accounts payable and other liabilities		2,070,968
Operating lease liability		2,386,877
Net		92,400
Add: Cancellation of investment in the Company		(107,400)		0
Less: Contribution of Class M OP Units and Class P OP Units	$ 50,603,000	50,603,000
Goodwill, net		$ (50,588,000)		$ 0